IFRS 7 - Disclosure - Liquidity Risk - Summary of Remaining Contractual Maturity (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018
Disclosure of assets and liabilities according to their remaining contractual maturities [line items]
Covered bonds	$ 37,000	$ 36,000
Capital lease commitments	97	60
Commitments to extend credit to private equity investments	200	205
Not later than one month [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [line items]
Capital lease commitments	2	2
Later than one month and not later than three months [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [line items]
Capital lease commitments	4	5
Over 3 months to 6 months [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [line items]
Covered bonds	3,000	1,000
Capital lease commitments	6	7
Later than six months and not later than nine months [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [line items]
Covered bonds	2,000	3,000
Capital lease commitments	6	6
Later than nine months and not later than one year [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [line items]
Covered bonds	1,000	2,000
Capital lease commitments	5	6
Over 1 year to 2 years [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [line items]
Covered bonds	6,000	5,000
Capital lease commitments	20	12
Later than two years and not later than five years [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [line items]
Covered bonds	21,000	22,000
Capital lease commitments	50	17
Over 5 years [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [line items]
Covered bonds	3,000	3,000
Capital lease commitments	4	$ 5
Less than one month [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [line items]
Covered bonds	$ 1,000